Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements (Abstract)
Financial Instruments And Fair Value Measurements

10. Financial Instruments and Fair Value Measurements:

All derivatives are carried at fair value on the accompanying consolidated balance sheets at each period end.

As of June 30, 2012 the Company had outstanding nine interest rate swap and cap and floor agreements, with a notional amount of $1.6 billion maturing from September 2013 through November 2017.

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Statement of Financial Position:

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011 Fair value	June 30, 2012 Fair value
Interest rate swaps	Financial Instruments Non-current assets	$-	$138
Interest rate swaps	Financial Instruments current liabilities	(40,727)	(42,808)
Interest rate swaps	Financial Instruments non- current liabilities	(52,025)	(42,158)
Total derivatives		$(92,752)	$(84,828)

During the six-month periods ended June 30, 2011 and 2012, the losses transferred from accumulated other comprehensive loss to the statement of operations were $3,479 and $7,061, respectively. The estimated net amount of existing losses at June 30, 2012, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $14,122.

The effects of derivative instruments not designated or qualifying as hedging instruments on the unaudited interim condensed consolidated statements of operations is as follows:

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Six-month period ended June 30, 2011	Six-month period ended June 30, 2012
Foreign currency forward contracts	Other, net	$(446)	$-
Interest rate swaps	Loss on interest rate swaps, net	(18,616)	(10,940)
Total		$(19,062)	$(10,940)

ASC 815, 'Derivatives and Hedging' requires companies to recognize all derivatives instruments as either assets or liabilities at fair value in the balance sheet. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities.

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and accounts payable reported in the accompanying consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The Senior Notes have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The fair value of the outstanding balance of the Deutsche Bank credit facilities which have a fixed rate, is estimated through Level 2 inputs of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Senior Notes and loans at June 30, 2012, is approximately $485,000 and $542,650, respectively compared to a carrying value net of finance fees of $490,677 and $477,688, respectively.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps- net liability position	$(84,828)	-	(84,828)	-

Total	$(84,828)	-	(84,828)	$-